TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Asset Allocation Intermediate Horizon
Transamerica Asset Allocation Long Horizon
Transamerica Asset Allocation Short Horizon
Transamerica ClearTrack
®
Retirement Income
* * *
Transamerica Asset Allocation Intermediate Horizon
Effective on or about August 1, 2021, Transamerica Asset Allocation Intermediate Horizon’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica Asset Allocation Intermediate Horizon is deleted in its entirety and replaced by the following:
The blended benchmark consists of the following: 38% Russell 3000
®
Index
1
, 24% Bloomberg Barclays US Aggregate Bond Index, 12% MSCI World Index
ex-U.S.,
10% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 8% ICE BofAML
1-3
Year U.S. Treasury Index, 6% ICE BofAML High Yield Master II Index and 2% ICE BofAML U.S. 3 Month Treasury Bill Index. Prior to August 1, 2021, the blended benchmark consisted of the following: 38% Russell 3000
®
Index
1
, 24% Bloomberg Barclays US Aggregate Bond Index, 12% MSCI World Index
ex-U.S.,
10% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 8% ICE BofAML
1-3
Year U.S. Treasury Index, 6% ICE BofAML High Yield Master II Index and 2% FTSE
3-Month
Treasury Bill Index
1
(formerly, Citigroup
3-Month
Treasury Bill Index).

1	“FTSE ® ” and “Russell ® ” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies.
* * *
Transamerica Asset Allocation Long Horizon
Effective on or about August 1, 2021, Transamerica Asset Allocation Long Horizon’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica Asset Allocation Long Horizon is deleted in its entirety and replaced by the following:
The blended benchmark consists of the following: 66% Russell 3000
®
Index
1
, 24% MSCI World Index
ex-U.S.,
4% Bloomberg Barclays US Aggregate Bond Index, 2% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 2% ICE BofAML High Yield Master II Index, and 2% ICE BofAML U.S. 3 Month Treasury Bill Index. Prior to August 1, 2021, the blended benchmark consisted of the following: 66% Russell 3000
®
Index
1
, 24% MSCI World Index
ex-U.S.,
4% Bloomberg Barclays US Aggregate Bond Index, 2% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 2% FTSE
3-Month
Treasury Bill Index
1
(formerly, Citigroup
3-Month
Treasury Bill Index) and 2% ICE BofAML High Yield Master II Index.

1	“FTSE ® ” and “Russell ® ” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies.
* * *
Transamerica Asset Allocation Short Horizon
Effective on or about August 1, 2021, Transamerica Asset Allocation Short Horizon’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica Asset Allocation Short Horizon is deleted in its entirety and replaced by the following:
The blended benchmark consists of the following: 46% Bloomberg Barclays US Aggregate Bond Index, 17% ICE BofAML
1-3
Year U.S. Treasury Index, 15% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 10% ICE BofAML High Yield Master II Index, 8% Russell 3000
®
Index
1
, 2% MSCI World Index
ex-U.S.
and 2% ICE BofAML U.S. 3 Month Treasury Bill Index. Prior to August 1, 2021, the blended benchmark consisted of the following: 46% Bloomberg Barclays US Aggregate Bond Index, 17% ICE BofAML
1-3
Year U.S. Treasury Index, 15% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 10% ICE BofAML High Yield Master II Index, 8% Russell 3000
®
Index
1
, 2% MSCI World Index
ex-U.S.
and 2% FTSE
3-Month
Treasury Bill Index
1
(formerly, Citigroup
3-Month
Treasury Bill Index).

1	“FTSE ® ” and “Russell ® ” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies.
* * *
Transamerica ClearTrack
®
Retirement Income
Effective on or about August 1, 2021, Transamerica ClearTrack
®
Retirement Income’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica ClearTrack
®
Retirement Income is deleted in its entirety and replaced by the following:
The ClearTrack
®
Retirement Income Blended Benchmark consists of the following: 42% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays Global Aggregate Index
ex-U.S.,
14% MSCI EAFE Index, 8% Russell 1000
®
Index
1
, 8% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index, 5% MSCI U.S. REIT Index, 5% Russell 2000
®
Index
1
and 3% MSCI Emerging Markets Index. Prior to August 1, 2021, the blended benchmark consisted of the following: 42% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays Global Aggregate Index
ex-U.S.,
14% MSCI EAFE Index, 8% Russell 1000
®
Index
1
, 8% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index, 5% FTSE NAREIT Equity REITs Index
1
, 5% Russell 2000
®
Index
1
and 3% MSCI Emerging Markets Index.

1	“FTSE ® ” and “Russell ® ” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies.
* * *
Investors Should Retain this Supplement for Future Reference
July 9, 2021